Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2023
Concentration of Risks [Abstract]
Schedule of Total Interest Bearing Borrowing	As of December 31, 2023, one of the Group’s main funding resources is borrowing from trust companies, among them, majority of the borrowings were acquired from Trust company A, B and C, each accounted for more than 10% of the Group’s total interest-bearing borrowing.
Interest-bearing borrowing	December 31,	December 31,
	2022	2023
	%	%
Trust company A	59.5%	56.4%
Trust company B	4.1%	22.2%
Trust company C	13.4%	14.4%
Total	77.0%	93.0%

Schedule of Outstanding Principal Balance of Loans to Borrowers	As of December 31, 2023, the outstanding principal balance of loans to borrowers introduced by sales partner A and its subsidiary B under the trust lending model represented 37.4% of the Group’s total balance of outstanding loan principal. Sales partners A and B provided 37.3% and 0.1%, respectively.
The trust lending model	December 31,	December 31,
	2022	2023
	%	%
Sales partners A and B	23.0%	37.4%

The commercial bank partnership model	December 31,	December 31,
	2022	2023
	%	%
Sales partners A, B, and C	-	63.1%

Schedule of Commercial Bank Partnership Model Loans
Guarantee services	December 31,	December 31,
	2022	2023
	%	%
Financing Guarantee Corporation A	98.5%	98.2%